UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY SMALL CAP GROWTH FUND
Schedule of Investments September 28, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (92.9%)

Aerospace & Military Technology (3.7%)
American Science & Engineer	2,000	$125,320

Business Service (4.7%)
Portfolio Recovery Associates	3,000	159,210

Business Software & Services (5.6%)
*EPIQ Systems, Inc.	10,000	188,200

Commercial Services (2.3%)
*Fuel Tech Inc	3,500	77,315

Communications Equipment (1.6%)
*Audiocodes LTD	10,000	54,700

Diversified Machinery (9.4%)
Corporate Executive Board	2,000	148,480
Teleflex Inc.	2,200	171,424
		319,904
Energy (7.4%)
BJ Services Co	7,500	199,125
*Vestas Wind Energy ADR	2,000	53,000
		252,125
Financial (5.9%)
Federated Investors, Inc.	5,000	198,500

Healthcare (13.3%)
*Neogen Corp	3,500	83,020
*Nighthawk Radiology Holdings	8,000	196,080
Quest Diagnostics Inc	3,000	173,310
		452,410
Insurance (10.0%)
Arthur J. Gallagher & Co.	5,000	144,850
RenaissanceRe Holdings Ltd.	3,000	196,230
		341,080
Oil And Gas Operations (8.7%)
Cimarex Energy Co.	3,000	111,750
*Newfield Exploration	3,800	183,008
		294,758
Publishing (5.3%)
John Wiley & Sons, Inc.	4,000	179,720

Real Estate Investment Trusts (1.8%)
Capitalsource Inc	3,000	60,720

Restaurants (4.8%)
*Panera Bread Company	4,000	163,200

Scientific/Technical Instruments (4.3%)
*Energy Conversion Devices	6,500	147,680

Semiconductor (4.1%)
Linear Technology Corp.	4,000	139,960

TOTAL COMMON STOCKS (COST: $3,060,666)		$3,154,802

SHORT-TERM SECURITIES (9.2%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $311,763)	311,763	$311,763

TOTAL INVESTMENTS IN SECURITIES (COST: $3,372,429)		$3,466,565
OTHER ASSETS LESS LIABILITIES		(70,445)

NET ASSETS		$3,396,120

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 28, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $3,372,429.  The net unrealized appreciation of investments based on the cost was $94,136, which is comprised of $330,705 aggregate gross unrealized appreciation and $236,569 aggregate gross unrealized depreciation.

INTEGRITY HEALTH SCIENCES FUND
Schedule of Investments September 28, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (86.1%)

Computer Hardware (3.9%)
Intel Corp.	3,000	$77,580

Drugs and Pharmaceuticals (22.2%)
*Amgen, Inc.	1,500	84,855
Johnson & Johnson	2,300	151,110
Novartis AG - ADR	2,500	137,400
*Watson Pharmaceutical Inc	2,000	64,800
		438,165
Healthcare (26.0%)
Fresenius Medical Care AG & Co.	1,500	79,590
*Genzyme Corp.	1,000	61,960
IMS Health Inc.	3,000	91,920
*Nighthawk Radiology Holdings	5,500	134,805
Quest Diagnostics Inc	2,500	144,425
		512,700
Medical Equipment (15.9%)
*Foxhollow Technologies Inc.	3,000	79,200
Medtronic, Inc	2,700	152,307
*Varian Medical Systems, Inc.	2,000	83,780
		315,287
Personal Products (6.0%)
Mckesson Corp	2,000	117,580

Publishing (6.8%)
John Wiley & Sons, Inc.	3,000	134,790

Semiconductor (5.3%)
Linear Technology Corp.	3,000	$104,970

TOTAL COMMON STOCKS (COST: $1,622,834)		$1,701,072

SHORT-TERM SECURITIES (14.4%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $284,783)	284,783	$284,783

TOTAL INVESTMENTS IN SECURITIES (COST: $1,907,617)		$1,985,855
OTHER ASSETS LESS LIABILITIES		(10,664)

NET ASSETS		$1,975,191

* Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 28, 2007 the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $1,907,617.  The net unrealized appreciation of investments based on the cost was $78,238, which is comprised of $110,202 aggregate gross unrealized appreciation and $31,964 aggregate gross unrealized depreciation.

INTEGRITY TECHNOLOGY FUND
Schedule of Investments September 28, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (87.2%)

Aerospace & Military Technology (6.6%)
American Science & Engineer	2,500	$156,650

Business Software & Services (6.3%)
*EPIQ Systems, Inc.	8,000	150,560

Commercial Services (3.2%)
*Fuel Tech Inc	3,500	77,315

Computer Services (5.8%)
*Checkfree Corp	3,000	139,620

Diversified Electronic (3.0%)
*Benchmark Electronic	3,000	71,610

Drugs and Pharmaceuticals (5.5%)
Johnson & Johnson	2,000	131,400

Healthcare (16.1%)
*Genzyme Corp.	1,500	92,940
*Nighthawk Radiology Holdings	6,000	147,060
Quest Diagnostics Inc	2,500	144,425
		384,425
Internet Software & Services (5.7%)
*Ebay Inc.	3,500	136,570

Medical Equipment (6.6%)
Medtronic, Inc	2,800	157,948

Publishing (5.6%)
John Wiley & Sons, Inc.	3,000	134,790

Scientific/Technical Instruments (3.8%)
*Energy Conversion Devices	4,000	90,880

Semiconductor (4.4%)
Linear Technology Corp.	3,000	104,970

Software and Programming (4.9%)
Microsoft Corp.	4,000	117,840

Telecommunications (9.7%)
Harris Corp	2,000	115,580
*Trimble Navigation	3,000	117,630
		233,210

TOTAL COMMON STOCKS (COST: $1,774,205)		$2,087,788

SHORT-TERM SECURITIES (13.2%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $316,584)	316,584	$316,584

TOTAL INVESTMENTS IN SECURITIES (COST: $2,090,789)		$2,404,372
OTHER ASSETS LESS LIABILITIES		(10,696)

NET ASSETS		$2,393,676

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 28, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $2,090,789.  The net unrealized appreciation of investments based on the cost was $313,583, which is comprised of $380,266 aggregate gross unrealized appreciation and $66,683 aggregate gross unrealized depreciation.

INTEGRITY GROWTH AND INCOME FUND
Schedule of Investments September 28, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (92.9%)

Banks (2.8%)
Bank of America	25,000	$1,256,750

Basic Materials (3.2%)
Barrick Gold Corp.	35,000	1,409,800

Business Service (4.2%)
Portfolio Recovery Associates	35,000	1,857,450

Business Software & Services (4.3%)
*EPIQ Systems, Inc.	100,000	1,882,000

Chemicals (3.0%)
3M Co.	14,000	1,310,120

Commercial Services (3.8%)
Western Union Company	80,000	1,677,600

Computer Hardware (2.7%)
IBM	10,000	1,178,000

Diversified Machinery (6.4%)
Corporate Executive Board	20,000	1,484,800
Teleflex Inc.	17,000	1,324,640
		2,809,440
Drugs and Pharmaceuticals (3.8%)
Johnson & Johnson	25,000	1,642,500

Energy (8.1%)
BJ Services Co	60,000	1,593,000
General Electric	40,000	1,656,000
*Vestas Wind Energy ADR	10,000	265,000
		3,514,000
Financial (2.7%)
American Express Company	20,000	1,187,400

Healthcare (7.6%)
Fresenius Medical Care AG & Co.	30,000	1,591,800
Quest Diagnostics Inc	30,000	1,733,100
		3,324,900
Insurance (5.7%)
Arthur J. Gallagher & Co.	30,000	869,100
RenaissanceRe Holdings Ltd.	25,000	1,635,250
		2,504,350
Medical Equipment (3.9%)
Medtronic, Inc	30,000	1,692,300

Office Supplies (3.2%)
*Xerox Corp	80,000	1,387,200

Oil And Gas Operations (2.8%)
*Newfield Exploration	25,000	1,204,000

Personal Products (2.7%)
Mckesson Corp	20,000	1,175,800

Publishing (6.6%)
McGraw-Hill Companies, Inc.	30,000	1,527,300
John Wiley & Sons, Inc.	30,000	1,347,900
		2,875,200
Real Estate Investment Trusts (6.7%)
Capitalsource Inc	40,000	809,600
*Health Care Property Investment	32,000	1,061,440
Ventas Inc.	25,000	1,035,000
		2,906,040
Scientific/Technical Instruments (2.1%)
*Energy Conversion Devices	40,000	908,800

Semiconductor (3.2%)
Linear Technology Corp.	40,000	1,399,600

Software And Programming (3.4%)
Microsoft Corp.	50,000	1,473,000

TOTAL COMMON STOCKS (COST: $36,310,845)		$40,576,250

SHORT-TERM SECURITIES (8.9%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $3,879,898)	3,879,898	$3,879,898

TOTAL INVESTMENTS IN SECURITIES (COST: $40,190,743)		$44,456,148
OTHER ASSETS LESS LIABILITIES		(783,716)

NET ASSETS		$43,672,432

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 28, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $40,190,743.  The net unrealized appreciation of investments based on the cost was $4,265,405, which is comprised of $4,914,968 aggregate gross unrealized appreciation and $649,563 aggregate gross unrealized depreciation.

INTEGRITY ALL SEASON FUND
Schedule of Investments September 28, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (69.1%)

Banks (1.9%)
Bank of America	1,670	$83,951
J.P. Morgan Chase & Co.	1	46
		83,997
Computer Hardware (1.2%)
Intel Corp.	2,066	53,427

Consumer Products (2.3%)
H.J. Heinz Co	2,119	97,898

Diversified Electronic (3.2%)
Scana Corp	2,304	89,257
*Teradyne Inc.	3,486	48,107
		137,364
Drugs and Pharmaceuticals (4.3%)
Bristol-Myers Squibb	3,411	98,305
Merck & Co.	1,697	87,718
		186,023
Energy (5.7%)
Ameren Corp.	1,681	88,253
DTE Energy Co	1,779	86,175
Duke Energy	3,965	74,106
		248,534
Financial (1.8%)
Consolidated Edison, Inc.	1,701	78,756

Insurance (2.1%)
Arthur J. Gallagher & Co.	3,159	91,516

Metals (1.5%)
Great Northern Iron Ore Properties	531	63,300

Oil And Gas Operations (6.5%)
AGL Resources Inc	2,466	97,703
*Buckeye Partners LP	1,879	91,958
Piedmont Natural Gas Company	3,582	89,872
		279,533
Real Estate Investment Trusts (2.6%)
*Health Care Property Investment	3,427	113,674

Semiconductor (22.1%)
*Advanced Micro Devices, Inc.	4,021	53,077
Altera Corp	2,751	66,244
*Amkor Technology	4,533	52,220
Analog Devices	1,519	54,927
Applied Materials	2,993	61,955
*Atmel Corporation	10,575	54,567
*Broadcom Corp.	1,695	61,766
KLA-Tencor Corp	1,052	58,681
*LSI Logic Corporation	5,663	42,019
*Lam Research Corp	1,188	63,273
Linear Technology Corp.	1,654	57,873
Maxim Integrated Products	1,766	51,832
*Micron Technology	4,801	53,291
National Semiconductor	2,223	60,288
*Novellus Systems	1,750	47,705
Texas Instruments, Inc.	1,765	64,581
Xilinx Inc.	2,142	55,992
		960,291
Telecommunications (4.5%)
AT&T Inc	2,334	98,752
Verizon Communications, Inc.	2,131	94,361
		193,113
Tobacco (6.8%)
Altria Group	1,287	89,485
Reynolds American Inc.	1,327	84,384
Vector Group LTD	5,437	121,841
		295,710
Wireless Comunications (2.6%)
Vodafone Group PLC-SP - ADR	3,145	114,163

TOTAL COMMON STOCKS (COST: $2,435,839)		$2,997,299

EXCHANGE TRADED FUNDS (20.3%)
Diamonds Trust Series I	824	114,462
IShares NASDAQ Biotech	2,188	181,604
IShares MSCI Growth Index Fund	1,707	135,536
PowerShares Exchange-Traded Fund	2,506	128,833
PowerShares Aero & Defense	13,517	320,488

TOTAL EXCHANGE TRADED FUNDS (COST: $1,296,156)		$880,923

SHORT-TERM SECURITIES (11.6%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $502,454)	502,454	$502,454

TOTAL INVESTMENTS IN SECURITIES (COST: $4,234,449)		$4,380,676
OTHER ASSETS LESS LIABILITIES		(44,676)

NET ASSETS		$4,336,000

*Non-income producing
ADR - American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 28, 2007, the aggregate cost of securities for federal income tax purposes was $4,234,449.  The net unrealized appreciation of investments based on the cost was $146,227, which is comprised of $218,228 aggregate gross unrealized appreciation and $72,001 aggregate gross unrealized depreciation.

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 28, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (93.5%)

Aerospace & Military Technology (0.4%)
Spacehab, Inc.	5.500%	10/15/2010	$1,095,000	$603,619

Broadcast Serv/Program (10.0%)
Sirius Satellite Radio	9.625	08/01/2013	7,915,000	7,895,213
XM Satellite Radio	9.750	05/01/2014	8,016,000	8,076,120
				15,971,333
Building-Residential/Commer (14.0%)
K Hovnanian Enterprises	6.250	01/15/2016	600,000	462,000
Kimball Hill Inc.	10.500	12/15/2012	7,856,000	5,489,458
William Lyon Homes	10.750	04/01/2013	4,461,000	3,412,665
M/I Homes Inc.	6.875	04/01/2012	5,414,000	4,507,155
Standard Pacific Corporation	6.250	04/01/2014	243,000	178,102
Tousa Inc.	9.000	07/01/2010	1,936,000	1,219,680
Tousa Inc.	7.500	03/15/2011	243,000	58,320
Tousa Inc.	10.375	07/01/2012	4,254,000	1,170,573
Tousa Inc.	7.500	01/15/2015	2,598,000	571,560
WCI Communities	9.125	05/01/2012	4,556,000	3,747,310
WCI Communities Inc	6.625	03/15/2015	2,018,000	1,443,678
				22,260,501
Casino Hotels (8.8%)
MGM Mirage	6.625	07/15/2015	6,359,000	6,072,909
Magna Entertainment	7.250	12/15/2009	1,304,000	1,168,710
Trump Entertainment Resorts	8.500	06/01/2015	8,080,000	6,746,800
				13,988,419
Construction Materials (4.4%)
US Concrete Inc.	8.375	04/01/2014	7,541,000	6,994,277

Electronic Comp-Semicon (9.4%)
Advanced Micro Devices	7.750	11/01/2012	2,789,000	2,574,359
Amkor Technologies, Inc.	7.750	05/15/2013	5,140,000	4,949,563
Amkor Technologies	9.250	06/01/2016	1,435,000	1,441,759
Stoneridge Inc.	11.500	05/01/2012	5,768,000	5,969,880
				14,935,561
Finance - Auto Loans (4.0%)
Ford Motor Credit Co	7.000	10/01/2013	6,974,000	6,376,468

Finance - Other Services (3.5%)
AMR Real Estate Partners	7.125	02/15/2013	5,700,000	5,526,948

Food - Retail (3.8%)
Landry's Restaurant	7.500	12/15/2014	5,947,000	5,998,144

Marine Services (0.8%)
Great Lakes Dredge & Dock	7.750	12/15/2013	1,378,000	1,323,720

Medical - Hospitals (2.8%)
Tenet Healthcare Corp.	9.875	07/01/2014	4,821,000	4,400,802

Miscellaneous Manufacturer (1.0%)
Propex Fabrics Inc.	10.000	12/01/2012	2,118,000	1,641,450

Oil Co. - Explor. & Prod. (13.3%)
Brigham Exploration Co.	9.625	05/01/2014	7,646,000	7,225,470
Callon Petroleum	9.750	12/08/2010	2,218,000	2,197,372
Comstock Resources Inc	6.875	03/01/2012	275,000	264,883
Encore Acquisition	6.000	07/15/2015	4,282,000	3,873,283
Clayton William Energy	7.750	08/01/2013	8,107,000	7,626,255
				21,187,263
Oil Refining & Marketing (5.9%)
Aventine Renewable Energy	10.000	04/01/2017	7,830,000	7,117,078
United Refining	10.500	08/15/2012	2,218,000	2,302,350
				9,419,428
Resorts - Themeparks (3.1%)
Six Flags Inc.	8.875	02/01/2010	173,000	156,672
Six Flags Inc.	9.750	04/15/2013	5,708,000	4,866,070
				5,022,742
Retail - Jewelry (4.1%)
Finlay Fine Jewelry Corp	8.375	06/01/2012	8,445,000	6,460,425

Telecom Services (2.2%)
Grande Communications	14.000	04/01/2011	3,432,000	3,436,736
*PacWest Telecom Inc.	13.500	02/01/2009	1,259,172	45,016
				3,481,752
Transport-Services (2.0%)
Phi Inc	7.125	04/15/2013	3,600,000	3,412,656

TOTAL CORPORATE BONDS (COST: $164,675,835)				$149,005,508

SHORT-TERM SECURITIES (9.7%)			Shares
Wells Fargo Advantage Investment Money Market (COST: $15,448,527)			15,448,527	$15,448,527

TOTAL INVESTMENTS IN SECURITIES (COST: $180,124,362)				$164,454,035
OTHER ASSETS LESS LIABILITIES				(5,050,301)

NET ASSETS				$159,403,734

*Non-income producing due to default

Note: INVESTMENT IN SECURITIES

At September 28, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $180,124,362.  The net unrealized depreciation of investments based on the cost was $15,670,327, which is comprised of $1,378,666 aggregate gross unrealized appreciation and $17,048,993 aggregate gross unrealized depreciation.

Item 2. Controls and Procedures
(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”).  The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits
(a) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

BY: /s/Mark R. Anderson
MARK R. ANDERSON
PRESIDENT

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

BY: /s/Mark R. Anderson
MARK R. ANDERSON
PRESIDENT

Date: November 26, 2007

BY: /s/Laura K. Anderson
 LAURA K. ANDERSON
TREASURER

Date: November 26, 2007